ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Accounts receivable, net of provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Accounts receivable, net	$ 4,103,151		$ 3,663,506
Provision for credit loss of accounts receivables	2,694,737	$ 749,688
Non-related party
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Accounts receivable	22,650,838		29,375,358
Less: allowance for expected credit losses	(18,547,687)		(25,711,852)
Accounts receivable, net	4,103,151		$ 3,663,506
Provision for credit loss of accounts receivables	$ 2,694,737	$ (749,688)